Transactions with Related Parties - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Long term investment	$ 1,747	$ 1,736
Due from related parties
Due from related parties	38	38
Due to related parties
Due to related parties	1,599	1,659
Interchart [Member]
Related Party Transaction [Line Items]
Long term investment	1,404	1,380
Due from related parties
Due from related parties	0	3
Due to related parties
Due to related parties	19	0
Starocean [Member]
Related Party Transaction [Line Items]
Long term investment	218	231
Due from related parties
Due from related parties	34	35
CCL Pool [Member]
Related Party Transaction [Line Items]
Long term investment	125	125
Oceanbulk Maritime and its affiliates [Member]
Due from related parties
Due from related parties	4	0
Due to related parties
Due to related parties	54	15
Management and Directors fees [Member]
Due to related parties
Due to related parties	158	172
Iblea Ship Management Limited [Member]
Due to related parties
Due to related parties	$ 1,368	$ 1,472